IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of Risk Management [Line Items]
Effect of one percent appreciation of Canadian currency rate on impact on equity	$ 130	$ 120
Change in fair value of hedging derivatives included in AOCI	$ (25)	$ 70	$ 13
Market risks [member] | Value at Risk [member]
Disclosure of Risk Management [Line Items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%
Value at risk holding period		1 day
Market risks [member] | Stressed value at risk [member]
Disclosure of Risk Management [Line Items]
Stressed value at risk horizon period	10 days
Market risk [member]
Disclosure of Risk Management [Line Items]
Stress testing and scenario analysis period		1 month
Interest rate sensitivity period		12-month
Market risk [member] | Incremental risk charge [member]
Disclosure of Risk Management [Line Items]
Incremental risk charge period	1 year
Market risk [member] | Stressed value at risk [member]
Disclosure of Risk Management [Line Items]
Stressed value at risk period	12-month period
Currency risks [member] | Cash flow hedges [member]
Disclosure of Risk Management [Line Items]
Change in fair value of hedging derivatives included in AOCI	$ 8	$ 12